Intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management approves strategic plan	3 years
Period over which management has projected cash flows	5 years
Deferred tax expense (income) recognised in profit or loss	$ 108	$ (206)
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	1,800	1,800	$ 1,800
Aviation American gin | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	51
Various US brands | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	47
Bells Whisky | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	141
Brand, tangible and other asset impairment | Brand, tangible and other asset impairment | Aviation American gin
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	231
Deferred tax expense (income) recognised in profit or loss	55
Brand, tangible and other asset impairment | Brand, tangible and other asset impairment | Various US brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	170
Deferred tax expense (income) recognised in profit or loss	40
Brand names | Brand impairment | Bells Whisky
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	51
Deferred tax expense (income) recognised in profit or loss	$ 13
Brand names | Brand, goodwill and tangible asset impairment | Shui Jing Fang Chinese white spirit
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss		95
Reversal of impairment		379
Net exceptional gain/(loss)		(284)
Net exceptional gain attributable to non-controlling interest		104
Brand names | Brand, goodwill and tangible asset impairment | Other US Brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		54
Deferred tax expense (income) recognised in profit or loss		(13)
Brand, goodwill and tangible asset impairment | Brand, goodwill and tangible asset impairment | Chase gin and vodka
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		101
Deferred tax expense (income) recognised in profit or loss		(19)
Net exceptional gain/(loss)		$ 82
Total for all business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	10 years
Maximum | Computer software
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years